Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net operating loss carryforward	$ 2
Operating loss carryforwards, expiration date	Dec. 31, 2018
Hong Kong [Member]
Statutory income tax rate	16.50%	16.50%
PRC [Member]
Statutory income tax rate	25.00%